Nuveen Preferred Securities and Income Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.7%
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 45.9%
	Automobiles – 1.5%
$23,815	General Motors Financial Co Inc	5.700%	N/A (3)	BB+	$26,672,800
48,471	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	52,755,352
	Total Automobiles				79,428,152
	Banks – 17.4%
11,246	Bank of America Corp	6.300%	N/A (3)	BBB+	12,976,872
10,750	Bank of America Corp	6.100%	N/A (3)	BBB+	12,070,852
25,380	Bank of America Corp	6.250%	N/A (3)	BBB+	28,076,625
27,526	Bank of America Corp	6.500%	N/A (3)	BBB+	31,173,195
19,211	CIT Group Inc	5.800%	N/A (3)	Ba3	19,842,466
51,037	Citigroup Inc	5.950%	11/15/69	BBB-	55,857,445
35,495	Citigroup Inc	6.300%	11/15/69	BBB-	38,181,971
12,595	Citigroup Inc	6.250%	N/A (3)	BBB-	14,716,880
48,436	Citigroup Inc	5.000%	N/A (3)	BBB-	50,693,118
15,295	Citizens Financial Group Inc	4.000%	10/06/69	BB+	15,409,712
9,846	Citizens Financial Group Inc, (4)	6.375%	1/06/70	BB+	10,461,375
21,796	CoBank ACB	6.250%	N/A (3)	BBB+	24,302,540
5,865	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	6,682,691
23,665	Farm Credit Bank of Texas, 144A	5.700%	9/15/69	Baa1	25,676,525
9,461	Fifth Third Bancorp	4.500%	9/30/69	Baa3	10,265,185
11,720	Goldman Sachs Group Inc	3.800%	11/10/69	BBB-	11,928,616
9,768	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	12/31/69	BBB	16,170,338
28,535	Huntington Bancshares Inc/OH	5.625%	N/A (3)	Baa3	33,136,269
61,961	JPMorgan Chase & Co	6.750%	N/A (3)	BBB+	68,705,455
38,140	JPMorgan Chase & Co	3.650%	N/A (3)	BBB+	38,193,396
35,828	JPMorgan Chase & Co	5.000%	2/01/70	BBB+	37,868,405
18,045	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	19,736,719
12,491	KeyCorp	5.000%	12/15/69	Baa3	13,907,479
4,570	Lloyds Bank PLC, 144A, (4)	12.000%	N/A (3)	Baa3	4,963,477
8,046	M&T Bank Corp	6.450%	N/A (3)	Baa2	8,890,830
9,523	M&T Bank Corp	5.125%	N/A (3)	Baa2	10,487,109
6,363	PNC Financial Services Group Inc	6.750%	N/A (3)	Baa2	6,369,077
10,430	PNC Financial Services Group Inc	5.000%	5/01/70	Baa2	11,603,375
12,453	Regions Financial Corp	5.750%	N/A (3)	BB+	13,916,227

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$12,520	SVB Financial Group	4.000%	N/A (3)	Baa2	$12,742,856
10,282	SVB Financial Group	4.100%	N/A (3)	Baa2	10,429,752
59,092	Truist Financial Corp	4.800%	3/01/70	Baa2	62,046,600
13,885	Truist Financial Corp	5.100%	3/01/70	Baa2	15,603,269
8,146	Truist Financial Corp	5.050%	6/15/70	Baa2	8,410,745
6,100	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (5)	1.331%	4/15/70	A3	4,758,000
6,580	Wells Fargo & Co	7.950%	11/15/29	Baa1	9,061,706
16,603	Wells Fargo & Co	5.900%	12/15/69	Baa2	17,889,732
54,705	Wells Fargo & Co	3.900%	3/15/70	Baa2	56,636,086
33,376	Wells Fargo & Co	5.875%	N/A (3)	Baa2	37,378,116
7,490	Zions Bancorp NA	5.800%	12/15/69	BB+	7,677,250
7,645	Zions Bancorp NA	7.200%	N/A (3)	BB+	8,351,780
	Total Banks				903,250,116
	Capital Markets – 2.2%
10,500	Bank of New York Mellon Corp	4.700%	9/20/69	Baa1	11,458,125
24,565	Charles Schwab Corp	5.375%	N/A (3)	BBB	27,151,695
13,210	Charles Schwab Corp	4.000%	6/01/70	BBB	13,771,425
1,250	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	1,787,500
25,800	Goldman Sachs Group Inc	5.300%	N/A (3)	BBB-	28,924,380
27,229	Goldman Sachs Group Inc	5.500%	2/10/70	BBB-	29,867,762
	Total Capital Markets				112,960,887
	Communications Equipment – 0.3%
15,580	Vodafone Group PLC	4.125%	6/04/81	BB+	15,556,630
	Consumer Finance – 1.8%
24,490	Ally Financial Inc	4.700%	N/A (3)	BB-	25,364,293
18,425	Ally Financial Inc	4.700%	N/A (3)	BB-	18,660,840
38,168	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (4), (5)	3.935%	N/A (3)	Baa3	38,304,641
9,165	Discover Financial Services	6.125%	N/A (3)	Ba2	10,284,963
	Total Consumer Finance				92,614,737
	Diversified Financial Services – 2.5%
20,560	American AgCredit Corp, 144A	5.250%	N/A (3)	BB+	20,894,100
12,830	Capital Farm Credit ACA, 144A	5.000%	3/15/70	BB	13,311,125
3,955	Citigroup Capital III	7.625%	12/01/36	Baa3	5,877,611
6,700	Compeer Financial ACA, 144A	4.875%	8/15/69	BB+	6,775,375
33	Compeer Financial ACA, 144A, (6)	6.750%	2/15/70	BB+	35,425,250
23,337	Equitable Holdings Inc	4.950%	12/15/69	BBB-	25,378,988

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Financial Services (continued)
$21,248	Voya Financial Inc, (4)	6.125%	N/A (3)	BBB-	$22,947,840
	Total Diversified Financial Services				130,610,289
	Electric Utilities – 1.5%
13,885	Edison International	5.375%	N/A (3)	BB+	13,986,361
7,270	Electricite de France SA, 144A	5.250%	7/29/69	BBB	7,617,288
34,149	Emera Inc	6.750%	6/15/76	BB+	39,997,016
14,140	Southern Co	4.000%	1/15/51	BBB	14,953,050
	Total Electric Utilities				76,553,715
	Food Products – 2.7%
13,835	Dairy Farmers of America Inc, 144A	7.125%	12/01/69	BB+	13,835,000
39,890	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	42,831,887
42,301	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	43,781,535
34,720	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	36,803,200
	Total Food Products				137,251,622
	Independent Power & Renewable Electricity Producers – 0.4%
6,555	AES Gener SA, 144A	7.125%	3/26/79	BB	7,017,193
13,450	AES Gener SA, 144A	6.350%	10/07/79	BB	14,344,425
	Total Independent Power & Renewable Electricity Producers				21,361,618
	Industrial Conglomerates – 1.0%
52,172	General Electric Co, (3-Month LIBOR reference rate + 3.330% spread), (5)	3.449%	6/15/69	BBB-	51,128,560
	Insurance – 9.0%
9,895	Aegon NV	5.500%	4/11/48	Baa1	11,217,994
7,125	American International Group Inc	5.750%	4/01/48	Baa2	8,155,287
46,682	Assurant Inc	7.000%	3/27/48	BB+	53,911,641
66,840	Assured Guaranty Municipal Holdings Inc, 144A, (4)	6.400%	12/15/66	BBB+	71,162,449
12,610	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	13,371,644
16,218	Enstar Finance LLC	5.750%	9/01/40	BB+	17,211,352
13,545	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	13,785,046
36,866	Markel Corp	6.000%	12/01/69	BBB-	41,197,755
17,085	MetLife Inc, 144A	9.250%	4/08/38	BBB	25,908,791
6,931	MetLife Inc, (4)	5.875%	9/15/69	BBB	7,989,987
15,470	MetLife Inc	3.850%	3/15/70	BBB	16,262,838
12,099	PartnerRe Finance B LLC	4.500%	10/01/50	Baa1	12,643,455
23,987	Provident Financing Trust I	7.405%	3/15/38	BB+	29,038,149
3,085	Prudential Financial Inc	3.700%	10/01/50	BBB+	3,216,113
41,288	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	46,603,830

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$9,681	QBE Insurance Group Ltd	6.750%	12/02/44	BBB	$11,024,239
20,951	QBE Insurance Group Ltd, 144A	5.875%	N/A (3)	Baa2	22,868,016
57,280	SBL Holdings Inc, 144A	7.000%	5/13/70	BB	57,852,800
	Total Insurance				463,421,386
	Multi-Utilities – 1.3%
35,086	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	37,278,875
4,200	CMS Energy Corp	4.750%	6/01/50	BBB-	4,680,375
6,839	NiSource Inc	5.650%	N/A (3)	BBB-	7,292,084
14,730	Sempra Energy	4.875%	N/A (3)	BBB-	15,982,050
	Total Multi-Utilities				65,233,384
	Oil, Gas & Consumable Fuels – 1.3%
7,214	Enbridge Inc	6.000%	1/15/77	BBB-	7,999,941
26,437	Enbridge Inc	5.750%	7/15/80	BBB-	29,477,255
10,830	Energy Transfer LP	6.500%	N/A (3)	BB	11,041,185
10,180	MPLX LP	6.875%	8/15/69	BB+	10,369,348
9,205	Transcanada Trust	5.500%	9/15/79	BBB	10,033,450
	Total Oil, Gas & Consumable Fuels				68,921,179
	Trading Companies & Distributors – 2.5%
39,576	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	42,247,380
22,035	AerCap Holdings NV	5.875%	10/10/79	BB+	22,947,249
12,350	Air Lease Corp, (4)	4.650%	N/A (3)	BB+	12,797,687
10,564	ILFC E-Capital Trust I, 144A	3.660%	12/21/65	B+	8,768,120
52,449	ILFC E-Capital Trust I, 144A	3.910%	12/21/65	BB+	44,754,732
	Total Trading Companies & Distributors				131,515,168
	U.S. Agency – 0.1%
6,770	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	7,277,750
	Wireless Telecommunication Services – 0.4%
16,719	Vodafone Group PLC	7.000%	4/04/79	BB+	20,258,916
	Total $1,000 Par (or similar) Institutional Preferred (cost $2,217,221,521)				2,377,344,109

Principal Amount (000)	Description (1), (7)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 33.6%
	Banks – 25.4%
$10,702	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	12/15/69	Baa2	$12,581,592
33,225	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (3)	Ba2	36,173,719
20,772	Banco Bilbao Vizcaya Argentaria SA	6.125%	2/16/70	Ba2	22,433,760

Principal Amount (000)	Description (1), (7)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$7,200	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.500%	9/27/69	Ba2	$8,136,000
16,450	Banco Mercantil del Norte SA/Grand Cayman, 144A, (4)	7.625%	10/06/69	Ba2	18,678,975
26,635	Banco Santander SA	4.750%	N/A (3)	Ba1	26,954,620
37,400	Banco Santander SA	7.500%	N/A (3)	Ba1	41,187,872
52,615	Barclays PLC	8.000%	9/15/69	BBB-	59,849,562
46,385	Barclays PLC	7.750%	N/A (3)	BBB-	50,965,519
8,205	Barclays PLC	7.875%	12/15/69	BBB-	8,553,713
39,900	Barclays PLC	6.125%	N/A (3)	BBB-	44,213,988
44,955	BNP Paribas SA, 144A	6.625%	N/A (3)	BBB	49,246,854
9,150	BNP Paribas SA, 144A, (4)	7.000%	2/16/70	BBB	10,989,150
51,991	BNP Paribas SA, 144A	7.375%	2/19/70	BBB	60,601,749
35,038	Credit Agricole SA, 144A	7.875%	3/23/70	BBB	39,592,940
36,819	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB	44,735,085
28,396	Credit Suisse Group AG, 144A	5.250%	2/11/70	BB+	30,028,770
10,485	Danske Bank A/S	6.125%	3/28/68	BBB-	11,179,631
7,491	Danske Bank A/S	7.000%	12/26/69	BBB-	8,380,781
76,451	HSBC Holdings PLC	6.375%	9/30/69	BBB	85,227,575
68,865	HSBC Holdings PLC	6.000%	11/22/69	BBB	76,440,150
22,325	HSBC Holdings PLC	6.375%	3/17/70	BBB	24,693,682
18,245	ING Groep NV	6.500%	10/16/69	BBB	20,337,702
32,070	ING Groep NV	5.750%	11/16/69	BBB	35,520,732
27,865	ING Groep NV	6.750%	4/16/70	BBB	30,721,162
41,735	Intesa Sanpaolo SpA, 144A, (4)	7.700%	N/A (3)	BB-	47,812,451
39,280	Lloyds Banking Group PLC	7.500%	12/27/69	Baa3	45,957,600
61,896	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	70,406,700
15,370	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	BB+	16,810,938
45,364	Natwest Group PLC	8.000%	N/A (3)	BBB-	53,646,105
31,345	Natwest Group PLC	6.000%	9/30/69	BBB-	34,936,510
20,375	Nordea Bank Abp, 144A	6.625%	9/26/69	BBB+	23,367,680
13,411	Societe Generale SA, 144A	6.750%	10/06/69	BB	15,179,643
15,820	Societe Generale SA, 144A, (4)	4.750%	N/A (3)	BB+	16,393,475
10,183	Societe Generale SA, 144A	8.000%	3/29/70	BB	11,990,483
35,590	Societe Generale SA, 144A, (4)	7.875%	6/18/70	BB+	39,783,214
22,321	Standard Chartered PLC, 144A	6.000%	1/26/70	BBB-	24,470,512
7,365	Standard Chartered PLC, 144A	7.500%	4/02/70	BBB-	7,672,341
17,349	Standard Chartered PLC, 144A, (4)	7.750%	4/02/70	BBB-	18,948,578

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1), (7)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$26,560	UniCredit SpA	8.000%	N/A (3)	B+	$29,548,000
1,173,599	Total Banks				1,314,349,513
	Capital Markets – 8.2%
48,349	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	52,579,537
15,260	Credit Suisse Group AG, 144A	6.375%	N/A (3)	BB+	17,009,254
56,350	Credit Suisse Group AG, 144A	7.250%	3/12/70	BB+	63,703,675
22,473	Credit Suisse Group AG, 144A	7.500%	6/11/70	BB+	24,930,198
69,985	Deutsche Bank AG	6.000%	N/A (3)	BB-	73,921,656
4,180	UBS Group AG	5.125%	7/29/69	BBB	4,545,750
45,355	UBS Group AG, 144A	7.000%	N/A (3)	BBB	49,947,194
41,625	UBS Group AG	6.875%	8/07/69	BBB	47,394,641
19,210	UBS Group AG, 144A	3.875%	12/02/69	BBB	19,245,923
60,972	UBS Group AG	7.000%	2/19/70	BBB	70,270,230
383,759	Total Capital Markets				423,548,058
$1,557,358	Total Contingent Capital Securities (cost $1,614,441,881)				1,737,897,571

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 17.5%
	Banks – 4.7%
499,100	Bank of America Corp	4.375%	BBB+	$13,076,420
569,136	CoBank ACB, (8)	6.250%	BBB+	59,759,280
165,671	CoBank ACB, (8)	6.200%	BBB+	18,389,481
441,610	Farm Credit Bank of Texas, 144A, (8)	6.750%	Baa1	47,473,075
563,126	Fifth Third Bancorp, (4)	6.625%	Baa3	16,381,335
280,000	Huntington Bancshares Inc/OH, (8)	2.847%	Baa3	6,300,000
285,287	KeyCorp	6.125%	Baa3	8,724,076
745,483	Regions Financial Corp, (4)	6.375%	BB+	21,559,368
287,113	Regions Financial Corp, (4)	5.700%	BB+	8,498,545
510,175	Synovus Financial Corp, (4)	5.875%	BB-	13,907,371
309,800	Truist Financial Corp	4.750%	Baa2	8,246,876
342,966	Wells Fargo & Co, (4)	4.750%	Baa2	8,968,561
445,441	Wintrust Financial Corp	6.875%	BB	12,588,163
	Total Banks			243,872,551
	Capital Markets – 1.8%
223,890	Goldman Sachs Group Inc, (4)	5.500%	Ba1	6,134,586
725,688	Morgan Stanley	7.125%	Baa3	20,986,897
552,788	Morgan Stanley	6.875%	Baa3	15,643,901
1,379,881	Morgan Stanley	5.850%	Baa3	40,734,087

Shares	Description (1)	Coupon	Ratings (2)	Value
	Capital Markets (continued)
334,490	Morgan Stanley	6.375%	Baa3	$9,726,969
	Total Capital Markets			93,226,440
	Consumer Finance – 0.2%
58,896	GMAC Capital Trust I	5.941%	BB-	1,490,658
350,835	Synchrony Financial	5.625%	BB-	9,598,845
	Total Consumer Finance			11,089,503
	Diversified Financial Services – 1.8%
408,534	AgriBank FCB, (8)	6.875%	BBB+	44,530,206
508,300	Equitable Holdings Inc	5.250%	BBB-	13,647,855
1,158,054	Voya Financial Inc, (4)	5.350%	BBB-	33,444,600
	Total Diversified Financial Services			91,622,661
	Diversified Telecommunication Services – 0.1%
314,900	AT&T Inc	4.750%	BBB-	8,373,191
	Food Products – 1.5%
506,287	CHS Inc, (4)	7.875%	N/R	14,398,802
1,376,502	CHS Inc	7.100%	N/R	39,244,072
514,646	CHS Inc	6.750%	N/R	14,600,507
12,881	CHS Inc	7.500%	N/R	375,868
45,900	Dairy Farmers of America Inc, 144A, (6), (8)	7.875%	BB+	4,590,000
66,700	Dairy Farmers of America Inc, 144A, (6), (8)	7.875%	BB+	6,786,725
	Total Food Products			79,995,974
	Insurance – 5.0%
1,358,702	American Equity Investment Life Holding Co, (4)	5.950%	BB	38,152,352
851,160	American Equity Investment Life Holding Co, (4)	6.625%	BB	23,789,922
1,320,871	Aspen Insurance Holdings Ltd, (4)	5.950%	BB+	36,429,622
603,290	Aspen Insurance Holdings Ltd, (4)	5.625%	BB+	16,674,936
229,700	Assurant Inc	5.250%	BB+	6,211,088
875,674	Athene Holding Ltd, (4)	6.350%	BBB	25,744,816
756,816	Athene Holding Ltd	6.375%	BBB	21,364,916
358,971	Axis Capital Holdings Ltd	5.500%	BBB	9,117,863
257,820	Delphi Financial Group Inc, (6), (8)	3.346%	BBB	5,723,604
590,711	Enstar Group Ltd	7.000%	BB+	17,473,231
1,026,075	Maiden Holdings North America Ltd	7.750%	N/R	24,882,319
85,997	Reinsurance Group of America Inc, (4)	6.200%	BBB+	2,341,698
863,405	Reinsurance Group of America Inc	5.750%	BBB+	24,727,919
221,929	Selective Insurance Group Inc	4.600%	BBB-	5,643,655
	Total Insurance			258,277,941
	Oil, Gas & Consumable Fuels – 1.2%
773,266	NuStar Energy LP	8.500%	B2	18,751,701

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
1,005,466	NuStar Energy LP	7.625%	B2	$22,230,853
753,936	NuStar Logistics LP	6.918%	B	19,315,840
	Total Oil, Gas & Consumable Fuels			60,298,394
	Thrifts & Mortgage Finance – 0.8%
400,000	Federal Agricultural Mortgage Corp	6.000%	N/R	11,235,960
992,225	New York Community Bancorp Inc, (4)	6.375%	Ba2	28,705,069
	Total Thrifts & Mortgage Finance			39,941,029
	Trading Companies & Distributors – 0.4%
736,250	Air Lease Corp, (4)	6.150%	BB+	20,320,500
	Total $25 Par (or similar) Retail Preferred (cost $833,616,232)			907,018,184

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 0.7%
	Consumer Finance – 0.4%
$20,630	Capital One Financial Corp	3.950%	9/01/69	Baa3	$21,068,387
	Insurance – 0.3%
17,570	SBL Holdings Inc, 144A	6.500%	12/30/49	BB	17,460,188
$38,200	Total Corporate Bonds (cost $0)				38,528,575
	Total Long-Term Investments (cost $4,665,279,634)				5,060,788,439

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.5%
	MONEY MARKET FUNDS – 0.5%
24,621,770	State Street Navigator Securities Lending Government Money Market Portfolio, (9)	0.020% (10)	$24,621,770
	Total Investments Purchased with Collateral from Securities Lending (cost $24,621,770)		24,621,770

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.9%
	REPURCHASE AGREEMENTS – 0.9%
$47,805	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/21, repurchase price $47,804,816, collateralized by $43,305,400, U.S. Treasury Inflation Index Notes, 0.125%, due 4/15/22, value $48,760,965	0.000%	7/01/21	$47,804,816
	Total Short-Term Investments (cost $47,804,816)			47,804,816
	Total Investments (cost $4,737,706,220) – 99.1%			5,133,215,025
	Other Assets Less Liabilities – 0.9% (11)			45,104,973
	Net Assets – 100%			$5,178,319,998

Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(1,525)	09/21	$(200,898,083)	$(202,062,500)	$(1,164,417)	$(357,422)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$2,377,344,109	$ —	$2,377,344,109
Contingent Capital Securities	—	1,737,897,571	—	1,737,897,571
$25 Par (or similar) Retail Preferred	713,465,813	193,552,371	—	907,018,184
Corporate Bonds	—	38,528,575	—	38,528,575
Investments Purchased with Collateral from Securities Lending	24,621,770	—	—	24,621,770
Short-Term Investments:
Repurchase Agreements	—	47,804,816	—	47,804,816
Investments in Derivatives:
Futures Contracts	(1,164,417)	—	—	(1,164,417)
Total	$736,923,166	$4,395,127,442	$ —	$5,132,050,608

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $24,114,228.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(10)	The rate shown is the one-day yield as of the end of the reporting period.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.

Nuveen NWQ Flexible Income Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 96.7%
	CORPORATE BONDS – 49.2%
	Auto Components – 1.2%
$6,320	Adient US LLC, 144A	9.000%	4/15/25	BB-	$6,959,900
8,431	American Axle & Manufacturing Inc, (3)	6.250%	4/01/25	B	8,708,886
4,265	American Axle & Manufacturing Inc, (3)	6.500%	4/01/27	B	4,520,900
2,000	Dana Financing Luxembourg Sarl, 144A	5.750%	4/15/25	BB+	2,062,500
21,016	Total Auto Components				22,252,186
	Automobiles – 2.5%
10,810	Ford Motor Co	8.500%	4/21/23	BB+	12,063,420
7,635	Ford Motor Co	9.000%	4/22/25	BB+	9,412,962
17,630	General Motors Co	6.600%	4/01/36	BBB	24,197,985
36,075	Total Automobiles				45,674,367
	Banks – 0.3%
4,650	CIT Group Inc	5.000%	8/01/23	BBB-	5,027,813
	Beverages – 0.9%
3,225	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	4,082,044
10,560	Anheuser-Busch InBev Finance Inc	4.900%	2/01/46	BBB+	13,072,718
13,785	Total Beverages				17,154,762
	Biotechnology – 0.5%
8,760	Emergent BioSolutions Inc, 144A	3.875%	8/15/28	BB-	8,580,595
	Capital Markets – 0.9%
6,060	Donnelley Financial Solutions Inc	8.250%	10/15/24	B+	6,287,250
1,585	Morgan Stanley, (3)	5.875%	3/15/70	Baa3	1,816,806
5,990	Raymond James Financial Inc	4.950%	7/15/46	A-	7,741,515
13,635	Total Capital Markets				15,845,571
	Chemicals – 1.8%
9,000	Ashland LLC	6.875%	5/15/43	BB+	11,317,500
21,689	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B	22,201,294
30,689	Total Chemicals				33,518,794
	Communications Equipment – 0.8%
4,925	Viasat Inc, 144A	5.625%	9/15/25	BB-	5,018,575

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Communications Equipment (continued)
$9,200	Viasat Inc, 144A	5.625%	4/15/27	BB+	$9,603,236
14,125	Total Communications Equipment				14,621,811
	Consumer Finance – 0.6%
9,289	Ally Financial Inc	5.750%	11/20/25	BB+	10,665,238
	Containers & Packaging – 1.2%
16,875	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	21,345,525
	Diversified Telecommunication Services – 1.2%
2,825	Embarq Corp	7.995%	6/01/36	BB	3,202,561
11,707	GCI LLC, 144A	4.750%	10/15/28	B-	11,982,114
5,567	Lumen Technologies Inc	7.650%	3/15/42	BB	6,248,958
20,099	Total Diversified Telecommunication Services				21,433,633
	Electric Utilities – 1.3%
7,400	Edison International	5.750%	6/15/27	BBB-	8,419,958
2,200	PG&E Corp	5.250%	7/01/30	BB	2,220,900
13,350	Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB+	13,705,511
22,950	Total Electric Utilities				24,346,369
	Entertainment – 0.4%
6,875	Liberty Interactive LLC	8.500%	7/15/29	BB	7,834,887
	Equity Real Estate Investment Trust – 1.0%
6,805	Crown Castle International Corp	3.300%	7/01/30	BBB+	7,290,152
10,400	Office Properties Income Trust	4.500%	2/01/25	BBB-	11,293,041
17,205	Total Equity Real Estate Investment Trust				18,583,193
	Food & Staples Retailing – 1.6%
17,389	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB	19,084,427
10,210	SEG Holding LLC / SEG Finance Corp, 144A, (3)	5.625%	10/15/28	BB-	10,717,437
27,599	Total Food & Staples Retailing				29,801,864
	Health Care Providers & Services – 4.4%
18,660	Centene Corp, 144A	5.375%	6/01/26	BBB-	19,499,700
9,025	Centene Corp	4.625%	12/15/29	BBB-	9,925,424
1,148	Encompass Health Corp	5.750%	9/15/25	B+	1,181,005
4,425	Encompass Health Corp	4.750%	2/01/30	B+	4,701,563
2,900	Encompass Health Corp	4.625%	4/01/31	B+	3,107,205
5,750	HCA Inc	5.875%	5/01/23	Baa3	6,248,525
7,300	HCA Inc	5.125%	6/15/39	BBB-	9,118,626
16,202	MEDNAX Inc, 144A	6.250%	1/15/27	B+	17,153,867
5,145	Molina Healthcare Inc, 144A	3.875%	11/15/30	BB-	5,357,231

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services (continued)
$4,050	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	$4,374,527
74,605	Total Health Care Providers & Services				80,667,673
	Hotels, Restaurants & Leisure – 1.2%
17,725	McDonald's Corp	4.875%	12/09/45	BBB+	22,832,785
	Interactive Media & Services – 0.9%
14,795	TripAdvisor Inc, 144A	7.000%	7/15/25	BB-	15,919,420
	IT Services – 0.5%
8,390	Alliance Data Systems Corp, 144A	4.750%	12/15/24	N/R	8,620,725
	Life Sciences Tools & Services – 0.6%
9,875	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	10,425,729
	Machinery – 1.8%
6,815	ATS Automation Tooling Systems Inc, 144A	4.125%	12/15/28	B+	6,976,856
11,020	Harsco Corp, 144A	5.750%	7/31/27	B+	11,539,814
12,930	Stevens Holding Co Inc, 144A	6.125%	10/01/26	B+	13,867,425
30,765	Total Machinery				32,384,095
	Media – 6.0%
13,446	Altice Financing SA, 144A	7.500%	5/15/26	B	14,001,320
7,650	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.125%	5/01/27	BB+	8,024,085
13,125	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	BBB-	18,075,509
8,360	DISH DBS Corp	7.750%	7/01/26	B2	9,467,700
18,324	Nexstar Broadcasting Inc, 144A	5.625%	7/15/27	B+	19,423,440
4,350	Nexstar Broadcasting Inc, 144A	4.750%	11/01/28	B+	4,469,625
25,204	ViacomCBS Inc	6.875%	4/30/36	BBB	36,185,403
90,459	Total Media				109,647,082
	Metals & Mining – 1.4%
6,600	ArcelorMittal SA	7.250%	10/15/39	BBB-	9,323,325
5,000	Constellium SE, 144A	3.750%	4/15/29	B	4,950,000
8,600	Southern Copper Corp	5.875%	4/23/45	BBB+	12,040,000
20,200	Total Metals & Mining				26,313,325
	Mortgage Real Estate Investment Trust – 0.2%
3,850	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	4,058,324
	Multiline Retail – 0.9%
16,319	Nordstrom Inc	5.000%	1/15/44	Baa3	16,265,099

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Multi-Utilities – 0.4%
$6,425	Consolidated Edison Co of New York Inc	3.950%	4/01/50	A-	$7,294,811
	Oil, Gas & Consumable Fuels – 1.8%
4,650	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	5,406,958
14,425	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	15,074,125
9,939	Phillips 66	4.650%	11/15/34	A3	11,929,720
29,014	Total Oil, Gas & Consumable Fuels				32,410,803
	Real Estate Management & Development – 0.5%
8,306	Greystar Real Estate Partners LLC, 144A	5.750%	12/01/25	BB-	8,538,568
	Road & Rail – 1.0%
15,229	XPO CNW Inc	6.700%	5/01/34	B+	18,198,655
	Semiconductors & Semiconductor Equipment – 2.9%
19,258	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	20,774,567
16,870	Broadcom Inc	4.750%	4/15/29	BBB-	19,624,144
7,250	Entegris Inc, 144A	4.375%	4/15/28	BB	7,567,188
3,500	Lam Research Corp	4.875%	3/15/49	A2	4,719,971
46,878	Total Semiconductors & Semiconductor Equipment				52,685,870
	Software – 1.5%
7,800	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	8,265,660
16,900	VMware Inc	4.700%	5/15/30	Baa2	19,996,398
24,700	Total Software				28,262,058
	Specialty Retail – 1.0%
15,181	L Brands Inc	6.875%	11/01/35	BB-	19,222,941
	Technology Hardware, Storage & Peripherals – 4.1%
33,369	Hewlett Packard Enterprise Co	6.350%	10/15/45	BBB+	44,826,366
8,269	NCR Corp, 144A	5.250%	10/01/30	BB-	8,579,088
9,529	Seagate HDD Cayman	4.875%	6/01/27	BB+	10,505,722
10,335	Seagate HDD Cayman, 144A	4.091%	6/01/29	BB+	10,580,973
61,502	Total Technology Hardware, Storage & Peripherals				74,492,149
	Tobacco – 0.8%
12,625	Altria Group Inc	5.800%	2/14/39	A3	15,596,241
	Trading Companies & Distributors – 1.1%
12,600	Ashtead Capital Inc, 144A	4.000%	5/01/28	BBB-	13,245,750
4,875	United Rentals North America Inc	5.250%	1/15/30	BB	5,340,026

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Trading Companies & Distributors (continued)
$1,775	United Rentals North America Inc	3.875%	2/15/31	BB	$1,806,063
19,250	Total Trading Companies & Distributors				20,391,839
$789,720	Total Corporate Bonds (cost $830,542,609)				900,914,800

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 18.4%
	Auto Components – 1.3%
$3,635	Dana Inc	4.250%	9/01/30	BB+	$3,739,506
19,340	Goodyear Tire & Rubber Co, 144A	5.250%	7/15/31	BB-	20,210,300
	Total Auto Components				23,949,806
	Automobiles – 0.7%
3,613	General Motors Financial Co Inc	5.700%	N/A (4)	BB+	4,046,560
8,413	General Motors Financial Co Inc, (3)	6.500%	N/A (4)	BB+	9,422,560
	Total Automobiles				13,469,120
	Banks – 6.1%
4,815	Bank of America Corp	6.300%	N/A (4)	BBB+	5,556,077
1,525	Bank of America Corp	6.250%	N/A (4)	BBB+	1,687,031
14,726	Bank of America Corp	6.500%	N/A (4)	BBB+	16,677,195
7,725	CIT Group Inc	5.800%	N/A (4)	Ba3	7,978,921
25,871	Citigroup Inc	6.250%	N/A (4)	BBB-	30,229,487
18,425	JPMorgan Chase & Co	6.750%	N/A (4)	BBB+	20,430,561
3,225	Lloyds Bank PLC, 144A	12.000%	N/A (4)	Baa3	3,502,673
14,377	PNC Financial Services Group Inc	6.750%	N/A (4)	Baa2	14,390,730
5,925	Wells Fargo & Co	5.875%	N/A (4)	Baa2	6,635,467
4,883	Zions Bancorp NA	7.200%	N/A (4)	BB+	5,334,433
	Total Banks				112,422,575
	Capital Markets – 0.8%
6,600	Ares Finance Co III LLC, 144A	4.125%	6/30/51	BBB-	6,608,250
350	Goldman Sachs Group Inc	4.950%	N/A (4)	BBB-	374,101
7,075	Goldman Sachs Group Inc	5.300%	N/A (4)	BBB-	7,931,783
	Total Capital Markets				14,914,134
	Consumer Finance – 2.3%
18,252	Ally Financial Inc	4.700%	N/A (4)	BB-	18,903,285
9,550	Ally Financial Inc	4.700%	N/A (4)	BB-	9,672,240
4,035	Capital One Financial Corp	3.950%	N/A (4)	Baa3	4,120,744

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance (continued)
$9,010	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (3), (5)	3.935%	N/A (4)	Baa3	$9,042,256
	Total Consumer Finance				41,738,525
	Electric Utilities – 2.4%
22,120	Emera Inc	6.750%	6/15/76	BB+	25,908,050
15,390	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	17,883,688
	Total Electric Utilities				43,791,738
	Food Products – 0.5%
2,042	Land O' Lakes Inc, 144A	8.000%	N/A (4)	BB	2,192,598
3,200	Land O' Lakes Inc, 144A	7.000%	N/A (4)	BB	3,312,000
3,300	Land O' Lakes Inc, 144A	7.250%	N/A (4)	BB	3,498,000
	Total Food Products				9,002,598
	Insurance – 1.0%
4,425	Enstar Finance LLC	5.750%	9/01/40	BB+	4,696,031
10,255	Liberty Mutual Group Inc, 144A, (3)	7.800%	3/15/37	Baa3	13,505,256
	Total Insurance				18,201,287
	Media – 1.2%
5,650	DISH DBS Corp	7.375%	7/01/28	B2	6,080,135
7,450	DISH DBS Corp, 144A	5.125%	6/01/29	B2	7,356,353
7,480	Sirius XM Radio Inc, 144A	4.000%	7/15/28	BB	7,704,400
	Total Media				21,140,888
	Multi-Utilities – 0.5%
8,046	Sempra Energy	4.875%	N/A (4)	BBB-	8,729,910
	Oil, Gas & Consumable Fuels – 0.8%
12,781	Transcanada Trust	5.875%	8/15/76	BBB	14,266,791
	Software – 0.1%
1,895	Clarivate Science Holdings Corp, 144A	3.875%	6/30/28	B1	1,912,263
	Technology Hardware, Storage & Peripherals – 0.7%
10,170	Dell International LLC / EMC Corp	6.020%	6/15/26	BBB-	12,209,353
1,190	NCR Corp, 144A	5.125%	4/15/29	N/R	1,227,188
	Total Technology Hardware, Storage & Peripherals				13,436,541
	Total $1,000 Par (or similar) Institutional Preferred (cost $319,076,080)				336,976,176

Shares	Description (1)	Value
COMMON STOCKS – 11.9%

Shares	Description (1)	Value
	Aerospace & Defense – 0.8%
47,400	General Dynamics Corp	$8,923,524
268,300	Thales SA, Sponsored ADR, (3)	5,475,198
	Total Aerospace & Defense	14,398,722
	Banks – 0.3%
105,900	Wells Fargo & Co	4,796,211
	Beverages – 0.3%
89,000	Coca-Cola Co	4,815,790
	Capital Markets – 0.4%
350,884	Ares Capital Corp, (6)	6,873,817
	Communications Equipment – 0.7%
256,400	Cisco Systems Inc	13,589,200
	Diversified Telecommunication Services – 0.4%
281,900	AT&T Inc	8,113,082
	Electric Utilities – 0.5%
82,600	Entergy Corp	8,235,220
	Electrical Equipment – 0.4%
222,600	nVent Electric PLC	6,954,024
	Entertainment – 0.5%
126,000	Nintendo Co Ltd, Sponsored ADR	9,138,780
	Equity Real Estate Investment Trust – 0.3%
151,100	Healthcare Realty Trust Inc	4,563,220
	Food & Staples Retailing – 0.5%
62,000	Walmart Inc	8,743,240
	Health Care Equipment & Supplies – 0.7%
110,400	Medtronic PLC	13,703,952
	Health Care Providers & Services – 0.8%
38,500	Cigna Corp	9,127,195
112,100	Fresenius Medical Care AG & Co KGaA, Sponsored ADR	4,659,997
	Total Health Care Providers & Services	13,787,192
	Hotels, Restaurants & Leisure – 0.7%
56,300	McDonald's Corp	13,004,737

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Independent Power & Renewable Electricity Producers – 0.5%
124,567	NextEra Energy Partners LP	$9,511,936
	Industrial Conglomerates – 0.5%
109,325	Siemens AG, Sponsored ADR	8,706,534
	Metals & Mining – 0.2%
74,100	BHP Group PLC, Sponsored ADR	4,423,029
	Oil, Gas & Consumable Fuels – 0.5%
117,900	Valero Energy Corp	9,205,632
	Pharmaceuticals – 1.7%
131,700	AstraZeneca PLC, Sponsored ADR, (3)	7,888,830
209,800	Bristol-Myers Squibb Co	14,018,836
243,000	GlaxoSmithKline PLC, Sponsored ADR, (3)	9,676,260
	Total Pharmaceuticals	31,583,926
	Road & Rail – 0.3%
139,700	Knight-Swift Transportation Holdings Inc	6,350,762
	Semiconductors & Semiconductor Equipment – 0.9%
68,400	Applied Materials Inc	9,740,160
131,100	Intel Corp	7,359,954
	Total Semiconductors & Semiconductor Equipment	17,100,114
	Total Common Stocks (cost $197,274,846)	217,599,120

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 8.4%
	Banks – 1.8%
5,870	Bank of America Corp	7.250%	BBB+	$8,311,920
15,930	Wells Fargo & Co	7.500%	Baa2	24,312,525
	Total Banks			32,624,445
	Electric Utilities – 1.4%
132,600	NextEra Energy Inc	4.872%	A-	7,445,490
246,000	NextEra Energy Inc	6.219%	BBB	12,152,400
132,800	Southern Co	6.750%	BBB	6,723,664
	Total Electric Utilities			26,321,554
	Health Care Technology – 0.8%
183,850	Change Healthcare Inc	6.000%	N/R	13,978,116
	Life Sciences Tools & Services – 1.5%
241,750	Avantor Inc	6.250%	N/R	26,486,130

Shares	Description (1)	Coupon	Ratings (2)	Value
	Multi-Utilities – 1.7%
197,500	CenterPoint Energy Inc	7.000%	N/R	$8,950,700
62,000	Dominion Energy Inc	7.250%	BBB-	6,022,060
171,000	Sempra Energy	6.750%	N/R	16,889,670
	Total Multi-Utilities			31,862,430
	Professional Services – 0.2%
39,600	Clarivate PLC	5.250%	N/R	4,146,120
	Semiconductors & Semiconductor Equipment – 1.0%
12,250	Broadcom Inc	8.000%	N/R	18,618,407
	Total Convertible Preferred Securities (cost $132,031,134)			154,037,202

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 4.9%
	Banks – 0.6%
127,954	Citigroup Inc, (3)	7.125%	BBB-	$3,632,614
272,390	Huntington Bancshares Inc/OH	6.250%	Baa3	6,812,474
	Total Banks			10,445,088
	Capital Markets – 0.3%
191,181	Morgan Stanley	7.125%	Baa3	5,528,955
	Consumer Finance – 0.7%
310,900	Capital One Financial Corp	5.000%	Baa3	8,447,153
30,679	GMAC Capital Trust I	5.941%	BB-	776,485
106,000	Synchrony Financial	5.625%	BB-	2,900,160
	Total Consumer Finance			12,123,798
	Equity Real Estate Investment Trust – 0.3%
156,375	National Storage Affiliates Trust	6.000%	N/R	4,222,125
49,218	VEREIT Inc	6.700%	BB+	1,243,739
	Total Equity Real Estate Investment Trust			5,465,864
	Food Products – 1.0%
63,115	CHS Inc	7.875%	N/R	1,794,990
195,213	CHS Inc	7.100%	N/R	5,565,523
384,432	CHS Inc	6.750%	N/R	10,906,336
	Total Food Products			18,266,849
	Insurance – 1.3%
60,674	Argo Group US Inc, (3)	6.500%	BBB-	1,570,850
284,806	Athene Holding Ltd	6.350%	BBB	8,373,296
215,565	Athene Holding Ltd	6.375%	BBB	6,085,400

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
294,032	Enstar Group Ltd	7.000%	BB+	$8,697,467
	Total Insurance			24,727,013
	Multi-Utilities – 0.7%
430,660	Algonquin Power & Utilities Corp	6.200%	BB+	12,015,414
	Total $25 Par (or similar) Retail Preferred (cost $82,046,942)			88,572,981

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value
	STRUCTURED NOTES – 2.7%
55,400	Citigroup Global Markets Holdings Inc., Synthetic Buy-Write Notes Linked to Common Stock of Take-Two Interactive Software Inc (Cap 112.50% of the Issue Price), 144A , (7)	9.000%	$166.6159	$187.4429	12/22/21	$9,672,600
135,800	JPMorgan Chase Bank, National Association Mandatory Exchangeable Note, Linked to Common Stock of Tenet Healthcare Corporation (Cap 124.75% of the Issue Price) , (7)	10.000%	$66.2820	$82.6868	11/23/21	9,115,685
144,000	Merrill Lynch International & Co. C.V., Structured Warrant, Linked to Common Stock of Micron Technology Inc. (Cap 115.22% of the Issue Price) , (7)	10.000%	$82.6648	$95.2464	1/21/22	12,063,250
114,800	Merrill Lynch International & Co. C.V., Structured Warrant, Linked to Common Stock of Syneos Health Inc. (Cap 115.10% of the Issue Price) , (7)	10.000%	$76.2883	$87.8078	8/25/21	9,630,836
205,384	Merrill Lynch International & Co. C.V., Structured Warrant, Linked to Common Stock of Teradata Corp (Cap 125.77% of Issue Price) , (7)	16.000%	$39.5238	$49.7091	9/27/21	9,586,893
	Total Structured Notes (cost $47,010,801)					50,069,264

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 1.2%
	Media – 0.9%
$20,790	Liberty Interactive LLC	4.000%	11/15/29	BB	$15,904,598
	Wireless Telecommunication Services – 0.3%
8,925	Liberty Interactive LLC	3.750%	2/15/30	BB	6,738,375
$29,715	Total Convertible Bonds (cost $21,988,885)				22,642,973
	Total Long-Term Investments (cost $1,629,971,297)				1,770,812,516

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.5%
	MONEY MARKET FUNDS – 1.5%
27,579,230	State Street Navigator Securities Lending Government Money Market Portfolio, (8)	0.020% (9)	$27,579,230
	Total Investments Purchased with Collateral from Securities Lending (cost $27,579,230)		27,579,230

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.8%
	REPURCHASE AGREEMENTS – 2.8%
$50,153	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/21, repurchase price $50,152,585, collateralized by $45,432,200, U.S. Treasury Inflation Indexed Notes, 0.125%, due 4/15/22, value $51,155,697	0.000%	7/01/21	$50,152,585
	Total Short-Term Investments (cost $50,152,585)			50,152,585
	Total Investments (cost $1,707,703,112) – 101.0%			1,848,544,331
	Other Assets Less Liabilities – (1.0)% (10)			(17,909,679)
	Net Assets – 100%			$1,830,634,652
Investments in Derivatives
Options Written
Description (1)	Type	Number of Contracts	Notional Amount (2)	Exercise Price	Expiration Date	Value
Applied Materials Inc (premiums received $169,624)	Call	(361)	(5,415,000)	150	10/15/21	(277,970)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$900,914,800	$ —	$900,914,800
$1,000 Par (or similar) Institutional Preferred	—	336,976,176	—	336,976,176
Common Stocks	217,599,120	—	—	217,599,120
Convertible Preferred Securities	154,037,202	—	—	154,037,202
$25 Par (or similar) Retail Preferred	88,572,981	—	—	88,572,981
Structured Notes	—	50,069,264	—	50,069,264
Convertible Bonds	—	22,642,973	—	22,642,973
Investments Purchased with Collateral from Securities Lending	27,579,230	—	—	27,579,230
Short-Term Investments:
Repurchase Agreements	—	50,152,585	—	50,152,585
Investments in Derivatives:
Options Written	(277,970)	—	—	(277,970)
Total	$487,510,563	$1,360,755,798	$ —	$1,848,266,361

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $26,996,972.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(9)	The rate shown is the one-day yield as of the end of the reporting period.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(11)	Exchange-traded, unless otherwise noted.
(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.